Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plan

NOTE 12—EMPLOYEE BENEFIT PLAN

The Company offers eligible employees the opportunity to contribute a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the three and six months ended June 30, 2017 and 2016.

NOTE 16—EMPLOYEE BENEFIT PLAN

The Company offers eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the years ended December 31, 2016 and 2015.